Note 13 - Other Income (Details Textual) - AUD ($)		12 Months Ended
	Sep. 01, 2023	Dec. 31, 2023
Write Back of A Previously Accrued Marketing Support Payment		$ 2,896,764
Write Back of A Previously Accrued License Fee Payable		2,214,022
Costs Incurred, Asset Retirement Obligation Incurred		$ 629,126
Asset Retirement Obligation	$ 1,182,218
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	$ 629,126